Person Signing this Report on Behalf of Reporting Manager:

Name:		Daniel P. Moran
Title:	VP Operations
Phone:	314-997-1277
Signature, Place, and Date of Signing:

	Daniel P. Moran		St Louis MO		March 30, 2007

Report Type (Check only one.):

[x ]		13F HOLDINGS REPORT.

[  ]		13F NOTICE.

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

None.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	99

Form 13F Information Table Value Total:	$381,069






List of Other Included Managers:

  No.	13F File Number	Name

Security
Type
Cusip
Market
Quantity
Mgrs
Sole
Voting Authority
Shared
None
Alltel Corporation
COM
020039103
488
7875

0

7875
Amgen Incorporated
COM
031162100
675
12075

4065

8010
Apple Inc
COM
037833100
12,618
135814

40468

95346
Automatic Data Processing
COM
053015103
678
14000

5620

8380
Avery Dennison Corp.
COM
053611109
824
12825

4600

8225
Bank Of America Corporation
COM
060505104
1,019
19971

7451

12520
Becton Dickinson
COM
075887109
621
8080

2530

5550
CVS/Caremark Corporation
COM
126650100
874
25591

7650

17941
Canadian National Railway Co.
COM
136375102
933
21070

6015

15055
CarMax Inc.
COM
143130102
2,700
110032

30080

79952
Carnival Corp.
COM
143658300
264
5640

925

4715
Celgene Corp.
COM
151020104
10,996
209608

61013

148595
Chesapeake Energy Corp.
COM
165167107
842
27290

7340

19950
Chevron Corporation
COM
166764100
313
4238

4072

166
Citigroup Inc.
COM
172967101
925
18019

5594

12425
Coach Inc.
COM
189754104
14,058
280877

81172

199705
Coca-Cola Company
COM
191216100
884
18425

8925

9500
Cognizant Technology Solutions Class A
COM
192446102
12,546
142128

40895

101233
Colgate Palmolive Co.
COM
194162103
503
7530

3115

4415
Commerce Bancshares Inc.
COM
200525103
256
5290

5290

0
Companhia Vale do Rio Doce ADR
COM
204412209
6,619
178945

49160

129785
CYTYC Corporation
COM
232946103
7,980
233260

64215

169045
EMC Corporation Mass
COM
268648102
7,518
542800

149860

392940
Emerson Electric Co
COM
291011104
9,622
223309

65765

157544
Fiserv Inc
COM
337738108
827
15585

4865

10720
Forest Labs Inc
COM
345838106
9,085
176615

48325

128290
Franklin Resources Inc
COM
354613101
6,797
56250

15055

41195
Genentech Inc.
COM
368710406
5,747
69986

19250

50736
General Electric Company
COM
369604103
364
10302

7452

2850
Gilead Sciences Inc.
COM
375558103
6,669
87009

27009

60000
Harley-Davidson Inc
COM
412822108
851
14455

4480

9975
Hartford Fincl Services Group
COM
416515104
830
8680

2280

6400
Hershey Foods Inc.
COM
427866108
631
11535

4130

7405
Hurco Companies Inc.
COM
447324104
283
6600

900

5700
iShares DJ Select Dividend Index Fund
ETF
464287168
645
9030

9030

0
iShares Lehman 1-3YR Treasury Bond Fund
ETF
464287457
348
4320

4320

0
iShares MSCI EAFE Index Fund
ETF
464287465
1,810
23741

18351

5390
iShares Russell 2000 Index Fund
ETF
464287655
1,082
13610

8560

5050
Johnson & Johnson
COM
478160104
1,302
21600

10375

11225
Kohls Corporation
COM
500255104
619
8080

1645

6435
Lam Research Corp
COM
512807108
8,165
172485

47652

124833
Manitowoc Company Inc.
COM
563571108
10,041
158058

45040

113018
McDonalds Corp.
COM
580135101
566
12554

3379

9175
Microsoft Corporation
COM
594918104
416
14910

8635

6275
Motorola Inc.
COM
620076109
434
24570

8040

16530
NYSE Euronext
COM
629491101
6,167
65783

20941

44842
National Oilwell Varco Inc
COM
637071101
895
11500

3045

8455
Nordstrom Inc
COM
655664100
384
7260

1310

5950
Parker-Hannifin Corp
COM
701094104
934
10825

2945

7880
Pepsico Inc.
COM
713448108
903
14200

4665

9535
Polo Ralph Lauren Corp.
COM
731572103
11,558
131112

36122

94990
Precision Castparts Corp.
COM
740189105
15,681
150708

43242

107466
Procter & Gamble Co.
COM
742718109
987
15629

6289

9340
Qualcomm Inc.
COM
747525103
578
13550

3220

10330
Rohm & Haas Co.
COM
775371107
776
15005

3220

11785
Royal Bank of Canada
COM
780087102
250
5005

645

4360
Schering Plough Corporation
COM
806605101
13,712
537507

166900

370607
Sears Holdings Corp.
COM
812350106
12,398
68819

20126

48693
Starbucks Corporation
COM
855244109
952
30345

12225

18120
Technology Investment Capital Corp.
ETF
878717305
370
21863

21863

0
Thermo Fisher Scientific Inc
COM
883556102
9,430
201714

57560

144154
Walgreen Co.
COM
931422109
6,957
151593

46470

105123
Target Corporation
COM
87612E106
887
14975

5835

9140
A T & T Inc.
COM
00206r102
6,101
154868

45844

109024
Adobe Systems Inc.
COM
00724F101
10,235
245449

69975

175474
Airtran Holdings Inc. Convertible Notes
CONV
00949PAB4
363
300000

0

300000
Akamai Technologies Inc.
COM
00971T101
7,250
145232

44260

100972
America Movil SAB DE CV Sponsor ADR
COM
02364w105
7,118
148941

45428

103513
Aqua America Inc.
COM
03836w103
942
41947

12855

29092
Bankunited Capital Trust Convertible Contingent Bonds
CONV
06652BAE3
365
400000

0

400000
Burlington Northern Santa Fe Inc.
COM
12189T104
491
6106

726

5380
Capital One Financial Corp.
COM
14040H105
939
12445

4320

8125
Centurytel Inc. Convertible
CONV
156700AH9
591
511000

61000

450000
Cisco Systems Inc.
COM
17275R102
12,634
494868

153489

341379
Comcast Corporation Class A
COM
20030n101
8,716
335881

98043

237838
ConocoPhillips
COM
20825c104
256
3747

1747

2000
Conseco Inc  Convertible Step-Down Notes
CONV
208464BH9
515
540000

65000

475000
Devon Energy Convertible Unsecured Notes
CONV
25179MAB9
2,021
1450000

0

1450000
DIRECTV Group Inc.
COM
25459l106
347
15025

85

14940
EOG Resources Inc.
COM
26875p101
983
13775

3775

10000
Exxon Mobil Corporation
COM
30231g102
664
8797

8169

628
Fairfax Financial Holdings Ltd Convertible Senior Notes
CONV
303901AL6
426
400000

0

400000
Fedex Corporation
COM
31428x106
913
8500

2630

5870
Goldman Sachs Group Inc.
COM
38141G104
16,425
79491

23791

55700
Google Inc. Class A
COM
38259p508
11,444
24978

7364

17614
Liberty Media Corp. Convertible Mortgage Backed Bonds
CONV
530715AG6
306
463000

50000

413000
Liberty Media Corporation Convertible Notes
CONV
530715AL5
165
267000

25000

242000
Medtronic Inc  Convertible Contingent Debentures Series B
CONV
585055AD8
688
690000

50000

640000
Monsanto Company
COM
61166w101
7,929
144264

42990

101274
NII Holdings Inc.
COM
62913f201
8,160
110002

33824

76178
Nextel Communications Senior Convertible Notes
CONV
65332VAY9
608
613000

49000

564000
Noram Energy Corporation Convertible Sub. Debentures
CONV
655419AC3
2,579
2572700

116000

2456700
Open Jt Stk Co-Vimpel Commun ADR Sponsored
COM
68370R109
6,290
66321

18286

48035
Pimco Corporate Opportunity Fund
ETF
72201b101
231
13839

13839

0
Praxair Inc
COM
74005p104
9,374
148895

40805

108090
T. Rowe Price Group Inc.
COM
74144t108
11,185
237010

69585

167425
Rydex S & P Equal Weight ETF
ETF
78355w106
213
4383

4383

0
Tenaris S A  ADR
COM
88031m109
6,474
141045

40491

100554
Unitedhealth Group Inc.
COM
91324p102
1,041
19655

5260

14395